Revenue - Disaggregation based on geographical location (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and other operating income
Revenue	$ 212,755,000	$ 420,933,000	$ 464,549,000	$ 479,688,000
Grant received		$ 1,768,000	$ 1,319,000	$ 306,000
Hero Wars
Revenue and other operating income
Percentage of group's total revenues		90.00%	90.00%	96.00%
US
Revenue and other operating income
Revenue		$ 143,031,000	$ 163,818,000	$ 160,314,000
Europe
Revenue and other operating income
Revenue		126,210,000	117,183,000	101,320,000
Asia
Revenue and other operating income
Revenue		91,872,000	111,123,000	124,322,000
Other
Revenue and other operating income
Revenue		$ 59,820,000	$ 72,425,000	$ 93,732,000